CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 4,459	$ 3,855
Restricted cash	100	100
Accounts and other receivables (net of allowance for doubtful accounts of $636 and $804, respectively)	1,659	2,180
Inventory	3,741	3,611
Prepaid expenses and other current assets	337	165
Total current assets	10,296	9,911
Property and equipment, net	60	698
Operating lease right-of-use assets	250	171
Deferred tax asset, net	28	56
Other intangible assets, net		260
Other assets	29	46
Total assets	10,663	11,142
Current liabilities:
Accounts payable	1,689	1,926
Accrued and other liabilities	1,814	5,040
Warranty liability, current	163	344
Operating lease liabilities, current	111	171
Total current liabilities	3,777	7,481
Operating lease liabilities, noncurrent	151
Common stock warrant liability	72
Total liabilities	4,000	7,481
Commitments and contingencies (Note 10)
Stockholders' equity:
Common stock, $0.001 par value; 300,000,000 shares authorized at June 30, 2024 and December 31, 2023; 29,387,120 and 23,457,047 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively
Additional paid-in capital	642,325	627,936
Accumulated deficit	(635,574)	(624,187)
Accumulated other comprehensive loss	(88)	(88)
Total stockholders' equity	6,663	3,661
Total liabilities and stockholders' equity	10,663	11,142
Series C convertible preferred stock
Stockholders' equity:
Preferred stock, 10,000,000 shares authorized: Series C convertible preferred stock, $0.001 par value; 95,388 shares issued and outstanding at June 30, 2024 and December 31, 2023